Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,957,788.73

Principal:
Principal Collections	$22,680,794.30
Prepayments in Full	$14,492,554.79
Liquidation Proceeds	$231,019.90
Recoveries	$3,990.19
Sub Total	$37,408,359.18
Collections	$39,366,147.91

Purchase Amounts:
Purchase Amounts Related to Principal	$156,947.42
Purchase Amounts Related to Interest	$637.02
Sub Total	$157,584.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,523,732.35

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,523,732.35
Servicing Fee	$892,499.42	$892,499.42	$0.00	$0.00	$38,631,232.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,631,232.93
Interest - Class A-2 Notes	$68,662.41	$68,662.41	$0.00	$0.00	$38,562,570.52
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$38,417,779.02
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$38,360,408.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,360,408.27
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$38,334,423.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,334,423.85
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$38,311,613.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,311,613.18
Regular Principal Payment	$34,139,588.75	$34,139,588.75	$0.00	$0.00	$4,172,024.43
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$4,172,024.43
Residual Released to Depositor	$0.00	$4,172,024.43	$0.00	$0.00	$0.00

Total		$39,523,732.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,139,588.75
Total					$34,139,588.75
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$34,139,588.75	$70.21	$68,662.41	$0.14	$34,208,251.16	$70.35
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$34,139,588.75	$25.95	$319,619.75	$0.24	$34,459,208.50	$26.19

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$329,579,577.99	0.6777707	$295,439,989.24	0.6075637
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$954,139,577.99	0.7251403	$919,999,989.24	0.6991944

Pool Information
Weighted Average APR	2.145%	2.133%
Weighted Average Remaining Term	53.32	52.48
Number of Receivables Outstanding	36,097	35,168
Pool Balance	$1,070,999,302.61	$1,033,312,736.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$986,652,148.94	$951,947,261.70
Pool Factor	0.7491715	0.7228095

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$81,365,474.78
Targeted Overcollateralization Amount	$113,312,747.24
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$113,312,747.24

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		44	$125,249.72
(Recoveries)		8	$3,990.19
Net Loss for Current Collection Period			$121,259.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1359%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0119%
Second Prior Collection Period			0.1944%
Prior Collection Period			0.1710%
Current Collection Period			0.1383%
Four Month Average (Current and Prior Three Collection Periods)			0.1289%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		551	$1,031,862.19
(Cumulative Recoveries)			$89,436.68
Cumulative Net Loss for All Collection Periods			$942,425.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0659%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,872.71
Average Net Loss for Receivables that have experienced a Realized Loss			$1,710.39

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.50%	157	$5,167,527.44
61-90 Days Delinquent	0.05%	15	$503,889.39
91-120 Days Delinquent	0.01%	2	$53,459.82
Over 120 Days Delinquent	0.00%	1	$50,703.72
Total Delinquent Receivables	0.56%	175	$5,775,580.37

Repossession Inventory:
Repossessed in the Current Collection Period		12	$450,793.26
Total Repossessed Inventory		16	$573,124.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0595%
Prior Collection Period			0.0499%
Current Collection Period			0.0512%
Three Month Average			0.0535%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0588%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	10

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	126	$4,818,422.60
2 Months Extended	117	$4,175,481.31
3+ Months Extended	12	$416,661.81

Total Receivables Extended	255	$9,410,565.72

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer